Schedule of Investments – IQ Candriam ESG International Equity ETF

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.1%
Australia - 8.0%
Alumina Ltd.	42,371	$46,726
AMP Ltd.*	50,928	47,908
Ampol Ltd.	3,911	84,027
ANZ Group Holdings Ltd.	46,698	825,608
APA Group	19,407	144,410
ASX Ltd.	3,149	153,041
Atlas Arteria Ltd.	22,401	108,284
Aurizon Holdings Ltd.	30,216	78,567
BlueScope Steel Ltd.	7,692	103,851
Brambles Ltd.	22,733	192,066
Charter Hall Group	7,141	69,290
Cochlear Ltd.	1,079	161,530
Coles Group Ltd.	21,349	267,175
Commonwealth Bank of Australia	27,891	2,163,059
Dexus	17,582	100,972
Domino's Pizza Enterprises Ltd.	991	52,862
Evolution Mining Ltd.	29,793	67,180
Fortescue Metals Group Ltd.	29,464	461,744
Goodman Group	27,201	382,770
GPT Group (The)	31,427	100,760
IDP Education Ltd.	3,419	75,167
IGO Ltd.	12,150	124,741
Insurance Australia Group Ltd.	40,540	139,976
Lendlease Corp., Ltd.	11,325	68,550
Lynas Rare Earths Ltd.*	14,776	97,768
Macquarie Group Ltd.	6,037	796,942
Medibank Pvt Ltd.	45,150	93,536
Mineral Resources Ltd.	2,698	169,088
Mirvac Group	64,617	103,359
National Australia Bank Ltd.	51,876	1,162,069
Orica Ltd.	7,409	77,215
OZ Minerals Ltd.	4,999	98,350
QBE Insurance Group Ltd.	24,317	235,435
Ramsay Health Care Ltd.	3,052	143,273
REA Group Ltd.	823	72,851
Rio Tinto Ltd.	6,105	544,793
Rio Tinto PLC	17,548	1,365,118
Santos Ltd.	54,916	275,133
Scentre Group	85,270	183,261
SEEK Ltd.	5,355	91,354
Sonic Healthcare Ltd.	7,826	174,151
Stockland	35,376	97,966
Suncorp Group Ltd.	20,748	183,190
Transurban Group	50,486	491,292
Vicinity Centres	63,129	91,637
Wesfarmers Ltd.	18,623	651,544
Westpac Banking Corp.	57,483	960,791
WiseTech Global Ltd.	2,849	121,537
Woodside Energy Group Ltd.	31,235	798,076
Woolworths Group Ltd.	19,949	507,180

Total Australia		15,607,173

Austria - 0.4%
ams-OSRAM AG*	4,296	39,689
ANDRITZ AG	1,186	70,585
BAWAG Group AG*	1,467	90,257
CA Immobilien Anlagen AG	668	20,749
Erste Group Bank AG	5,722	215,949
EVN AG	581	12,229
Mondi PLC	7,981	149,641
OMV AG	2,342	116,620
Verbund AG	531	45,011
voestalpine AG	1,829	60,386
Wienerberger AG	1,796	53,640

Total Austria		874,756

Belgium - 0.6%
Ageas SA	2,829	137,522
Azelis Group NV	1,146	30,841
D'ieteren Group	363	68,952
Elia Group SA	472	66,025
Etablissements Franz Colruyt NV	861	22,713
KBC Group NV	4,610	339,753
Proximus SADP	2,334	23,858
Sofina SA	247	58,372
Solvay SA	1,166	135,054
UCB SA	1,987	162,668
Umicore SA	3,320	124,865
Warehouses De Pauw CVA	2,379	75,083

Total Belgium		1,245,706

Chile - 0.1%
Antofagasta PLC	5,690	121,361

China - 0.9%
Alibaba Health Information Technology Ltd.*	67,038	59,610
BYD Electronic International Co., Ltd.	10,519	36,300
China Gas Holdings Ltd.	35,199	54,784
China Mengniu Dairy Co., Ltd.*	49,959	240,600
Chow Tai Fook Jewellery Group Ltd.	28,731	61,358
CSPC Pharmaceutical Group Ltd.	137,790	157,152
ESR Group Ltd.	39,111	78,236
Fosun International Ltd.	36,987	34,351
NXP Semiconductors NV	4,315	795,298
Shimao Group Holdings Ltd.*(a)(b)	20,336	11,467
Wilmar International Ltd.	28,864	89,380
Xinyi Glass Holdings Ltd.	26,686	56,718

Total China		1,675,254

Denmark - 3.0%
AP Moller - Maersk A/S, Class A	45	95,324
AP Moller - Maersk A/S, Class B	74	160,050
Chr Hansen Holding A/S	1,688	124,102
Coloplast A/S, Class B	2,010	241,383
Demant A/S*	1,483	41,753
Genmab A/S*	1,063	414,660
Novo Nordisk A/S, Class B	26,508	3,649,310
Novozymes A/S, Class B	3,333	172,688
Orsted A/S	2,939	259,583
Pandora A/S	1,501	124,028
Tryg A/S	5,683	129,842
Vestas Wind Systems A/S	16,118	467,742

Total Denmark		5,880,465

Faroe Islands - 0.0%(c)
Bakkafrost P/F	815	50,386

Finland - 1.5%
Elisa OYJ	2,418	137,553
Fortum OYJ	6,966	104,516
Huhtamaki OYJ	1,562	58,221
Kesko OYJ, Class B	3,967	92,069
Kone OYJ, Class B	5,813	315,912

Schedule of Investments – IQ Candriam ESG International Equity ETF (continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Metso Outotec OYJ	11,387	$130,037
Neste OYJ	7,789	370,768
Nokia OYJ	85,922	406,062
Nordea Bank Abp	54,523	635,491
Orion OYJ, Class B	1,681	89,804
Stora Enso OYJ, Class R	9,510	135,249
UPM-Kymmene OYJ	8,682	313,516
Wartsila OYJ Abp	9,051	85,716

Total Finland		2,874,914

France - 10.4%
Adevinta ASA*	6,587	56,121
Air Liquide SA	8,571	1,359,602
AXA SA	37,313	1,159,585
BioMerieux	786	79,695
BNP Paribas SA	18,495	1,263,438
Bouygues SA	4,682	153,767
Capgemini SE	2,668	503,888
Carrefour SA	9,594	182,029
Cie de Saint-Gobain	6,995	399,217
Cie Generale des Etablissements Michelin SCA	11,749	369,465
Credit Agricole SA	23,509	281,770
Danone SA	10,619	580,212
Dassault Systemes SE	11,153	412,558
EssilorLuxottica SA	5,001	911,919
Hermes International	557	1,037,150
Kering SA	1,179	730,497
Legrand SA	4,302	381,810
L'Oreal SA	3,982	1,634,931
LVMH Moet Hennessy Louis Vuitton SE	4,236	3,680,398
Sanofi	17,798	1,733,274
Sartorius Stedim Biotech	396	137,151
Societe Generale SA	13,598	402,873
Sodexo SA	1,368	135,230
TotalEnergies SE	43,084	2,666,167
Worldline SA*	3,665	165,344

Total France		20,418,091

Germany - 7.5%
adidas AG	2,678	428,645
Allianz SE	6,516	1,551,210
Bayerische Motoren Werke AG	5,279	534,510
Beiersdorf AG	1,610	195,137
Carl Zeiss Meditec AG	604	86,556
Continental AG	1,777	124,132
Covestro AG	3,083	141,030
Deutsche Boerse AG	3,016	538,004
Deutsche Post AG	15,955	682,372
Deutsche Telekom AG	53,347	1,184,819
E.ON SE	35,066	380,300
Evonik Industries AG	2,914	64,434
Hannover Rueck SE	987	199,593
Hapag-Lloyd AG(b)	398	86,709
HeidelbergCement AG	2,380	162,325
Henkel AG & Co. KGaA	1,659	110,448
Infineon Technologies AG	20,165	720,843
Knorr-Bremse AG	1,088	71,086
Mercedes-Benz Group AG	13,594	1,006,148
Merck KGaA	2,125	440,915
Muenchener Rueckversicherungs-Gesellschaft AG	2,303	827,886
Puma SE	1,655	112,086
SAP SE	17,056	2,007,591
Siemens AG	13,144	2,039,899
Symrise AG	2,117	224,122
Talanx AG	877	43,204
Telefonica Deutschland Holding AG	12,910	37,912
Volkswagen AG	471	82,126
Vonovia SE	12,439	349,487
Zalando SE*	3,814	176,416

Total Germany		14,609,945

Guatemala - 0.0%(c)
Millicom International Cellular SA*	2,811	47,965

Hong Kong - 3.1%
AIA Group Ltd.	196,200	2,216,419
Futu Holdings Ltd.*(b)	1,287	65,328
Hang Lung Properties Ltd.	29,169	54,925
Hang Seng Bank Ltd.	11,902	197,999
HKT Trust & HKT Ltd.	56,077	73,400
Hong Kong & China Gas Co., Ltd.	178,489	178,977
Hong Kong Exchanges & Clearing Ltd.	20,840	936,910
Link REIT	34,671	277,331
MTR Corp., Ltd.	25,681	137,275
Power Assets Holdings Ltd.	22,481	127,053
Prudential PLC	45,183	745,096
Sino Biopharmaceutical Ltd.	161,285	93,620
Sun Hung Kai Properties Ltd.	22,944	325,198
Swire Pacific Ltd., Class A	7,597	69,587
Swire Pacific Ltd., Class B	13,507	18,679
Swire Properties Ltd.	17,308	48,577
Techtronic Industries Co., Ltd.	22,650	290,690
Wharf Real Estate Investment Co., Ltd.	24,236	138,517

Total Hong Kong		5,995,581

Ireland - 0.6%
AerCap Holdings NV*	2,115	133,689
CRH PLC	12,360	571,149
Kerry Group PLC, Class A	2,569	239,777
Kingspan Group PLC	2,515	160,607
Smurfit Kappa Group PLC	4,231	176,682

Total Ireland		1,281,904

Israel - 0.5%
Bank Hapoalim BM	19,461	174,028
Bank Leumi Le-Israel BM	24,629	216,179
Israel Discount Bank Ltd., Class A	19,423	98,592
Mizrahi Tefahot Bank Ltd.	2,469	81,027
Nice Ltd.*	1,045	215,021
Plus500 Ltd.	1,479	33,849
Wix.com Ltd.*	917	79,761

Total Israel		898,457

Italy - 2.2%
Amplifon SpA	2,041	56,014
Assicurazioni Generali SpA	18,355	356,826
Banca Mediolanum SpA	3,519	33,502
DiaSorin SpA	155	20,074
Enel SpA	127,803	748,271
Eni SpA	39,972	613,665
FinecoBank Banca Fineco SpA	10,036	179,298
Intesa Sanpaolo SpA	281,602	737,058
Mediobanca Banca di Credito Finanziario SpA	10,004	107,084

Schedule of Investments – IQ Candriam ESG International Equity ETF (continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Moncler SpA	3,233	$200,840
Nexi SpA*	10,240	89,636
Pirelli & C SpA	6,454	32,145
Poste Italiane SpA	7,593	80,699
Prysmian SpA	4,206	170,840
Recordati Industria Chimica e Farmaceutica SpA	1,603	69,864
Telecom Italia SpA*(b)	165,641	47,474
Telecom Italia SpA-RSP*	99,161	27,570
Terna - Rete Elettrica Nazionale	23,146	182,298
UniCredit SpA	31,380	609,490

Total Italy		4,362,648

Japan - 22.5%
Advantest Corp.	3,059	216,408
Aeon Co., Ltd.	11,970	244,610
Aeon Mall Co., Ltd.	1,515	21,284
Air Water, Inc.	3,168	38,563
Aisin Corp.	2,550	74,120
Ajinomoto Co., Inc.	8,755	287,671
Asahi Intecc Co., Ltd.	3,596	62,549
Asahi Kasei Corp.	21,805	164,722
Astellas Pharma, Inc.	29,886	439,517
Azbil Corp.	2,115	59,200
Bridgestone Corp.	9,314	346,289
Brother Industries Ltd.	4,012	62,010
Canon, Inc.	16,320	363,057
Capcom Co., Ltd.	2,618	84,552
Central Japan Railway Co.	2,801	341,173
Chiba Bank Ltd. (The)	11,020	83,130
Chugai Pharmaceutical Co., Ltd.	10,481	270,639
Coca-Cola Bottlers Japan Holdings, Inc.	1,989	20,862
Concordia Financial Group Ltd.	17,644	77,335
CyberAgent, Inc.	6,780	62,876
Dai Nippon Printing Co., Ltd.	3,835	90,239
Daifuku Co., Ltd.	1,893	103,206
Daiichi Sankyo Co., Ltd.	31,102	971,960
Daikin Industries Ltd.	4,366	754,385
Daito Trust Construction Co., Ltd.	990	97,595
Daiwa House Industry Co., Ltd.	9,994	239,081
Daiwa House REIT Investment Corp.	36	78,287
Daiwa Securities Group, Inc.	22,848	107,524
Denso Corp.	7,039	377,376
Dentsu Group, Inc.	3,332	106,715
Disco Corp.	469	139,569
East Japan Railway Co.	5,619	312,827
Eisai Co., Ltd.	4,413	271,882
ENEOS Holdings, Inc.	48,537	172,881
FANUC Corp.	3,124	550,234
Fast Retailing Co., Ltd.	898	541,514
FUJIFILM Holdings Corp.	6,161	323,862
Fujitsu Ltd.	3,103	441,667
Hakuhodo DY Holdings, Inc.	3,599	38,607
Hankyu Hanshin Holdings, Inc.	3,809	112,912
Harmonic Drive Systems, Inc.	743	24,796
Hitachi Construction Machinery Co., Ltd.	1,686	39,478
Hitachi Ltd.	15,266	796,140
Honda Motor Co., Ltd.	26,106	643,792
Hoshizaki Corp.	1,811	64,825
Hoya Corp.	5,804	633,756
Hulic Co., Ltd.	7,815	63,941
Ibiden Co., Ltd.	1,935	74,546
Idemitsu Kosan Co., Ltd.	3,356	83,226
Isuzu Motors Ltd.	9,719	122,193
Ito En Ltd.	903	32,045
ITOCHU Corp.	22,786	732,930
Itochu Techno-Solutions Corp.	1,433	35,317
J Front Retailing Co., Ltd.	4,021	37,351
Japan Exchange Group, Inc.	8,608	130,995
Japan Metropolitan Fund Invest	115	88,696
JFE Holdings, Inc.	8,695	114,133
JSR Corp.	3,238	72,207
JTEKT Corp.	3,732	27,521
Kajima Corp.	6,974	85,482
Kakaku.com, Inc.	2,088	34,520
Kansai Electric Power Co., Inc. (The)	12,103	116,149
Kansai Paint Co., Ltd.	3,245	45,364
Kao Corp.	7,554	305,308
KDDI Corp.	24,583	767,291
Keio Corp.	1,767	64,609
Keisei Electric Railway Co., Ltd.	2,380	69,179
Kikkoman Corp.	2,306	121,289
Kintetsu Group Holdings Co., Ltd.	2,797	90,871
Kobayashi Pharmaceutical Co., Ltd.	795	56,915
Koei Tecmo Holdings Co., Ltd.	1,853	33,542
Koito Manufacturing Co., Ltd.	4,043	67,775
Komatsu Ltd.	15,270	370,463
Kose Corp.	536	58,734
Kubota Corp.	19,156	285,473
Kuraray Co., Ltd.	5,295	43,608
Kurita Water Industries Ltd.	1,813	81,417
Kyocera Corp.	5,432	280,111
Kyowa Kirin Co., Ltd.	4,059	90,203
Kyushu Railway Co.	2,240	50,141
Lion Corp.	4,142	45,737
Lixil Corp.	4,583	78,589
Makita Corp.	4,006	105,968
Marubeni Corp.	27,415	334,453
Marui Group Co., Ltd.	2,936	49,804
Mazda Motor Corp.	9,590	76,841
McDonald's Holdings Co. Japan Ltd.	1,398	55,256
MEIJI Holdings Co., Ltd.	2,053	105,772
MINEBEA MITSUMI, Inc.	6,224	107,351
MISUMI Group, Inc.	4,669	116,146
Mitsubishi Chemical Group Corp.	22,291	124,461
Mitsubishi Corp.	21,952	731,930
Mitsubishi Estate Co., Ltd.	19,205	246,847
Mitsubishi Gas Chemical Co., Inc.	3,109	45,137
Mitsubishi HC Capital, Inc.	11,707	59,595
Mitsui Chemicals, Inc.	2,865	67,084
Mitsui Fudosan Co., Ltd.	14,451	270,140
Mitsui OSK Lines Ltd.	5,771	142,228
Miura Co., Ltd.	1,554	38,598
Mizuho Financial Group, Inc.	39,008	608,164
MonotaRO Co., Ltd.	4,001	60,117
MS&AD Insurance Group Holdings, Inc.	7,389	236,309
Nabtesco Corp.	1,758	51,032
NEC Corp.	4,130	148,470
Nexon Co., Ltd.	6,974	167,586
NGK Insulators Ltd.	4,960	68,310
NH Foods Ltd.	1,663	49,873
Nidec Corp.	8,109	447,088
Nihon M&A Center Holdings, Inc.	4,834	48,807
Nikon Corp.	5,595	54,898
Nintendo Co., Ltd.	18,810	813,613
Nippon Building Fund, Inc.	27	117,721
Nippon Prologis REIT, Inc.	38	85,996
Nippon Sanso Holdings Corp.	2,928	47,440
Nippon Shinyaku Co., Ltd.	1,035	53,085
Nippon Steel Corp.	14,132	292,866
Nippon Telegraph & Telephone Corp.	35,190	1,053,170
Nippon Yusen K.K.	8,049	190,324
Nissan Chemical Corp.	2,086	97,848

Schedule of Investments – IQ Candriam ESG International Equity ETF (continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Nisshin Seifun Group, Inc.	3,879	$48,471
Nissin Foods Holdings Co., Ltd.	1,082	84,533
Nitori Holdings Co., Ltd.	1,338	175,938
Nitto Denko Corp.	2,402	154,414
Nomura Holdings, Inc.	48,098	191,475
Nomura Real Estate Holdings, Inc.	1,806	39,718
Nomura Real Estate Master Fund, Inc.	73	85,268
Nomura Research Institute Ltd.	6,077	144,863
NSK Ltd.	7,550	42,265
NTT Data Corp.	10,325	159,029
Obayashi Corp.	10,353	80,089
Odakyu Electric Railway Co., Ltd.	5,599	73,278
Oji Holdings Corp.	14,079	58,029
Olympus Corp.	20,003	373,542
Omron Corp.	3,154	180,928
Ono Pharmaceutical Co., Ltd.	6,537	141,929
Oriental Land Co., Ltd.	3,271	542,798
ORIX Corp.	19,419	339,715
Orix JREIT, Inc.	46	63,210
Osaka Gas Co., Ltd.	6,505	104,794
Otsuka Holdings Co., Ltd.	6,649	212,592
Pan Pacific International Holdings Corp.	6,275	115,517
Panasonic Holdings Corp.	37,386	344,982
Persol Holdings Co., Ltd.	3,034	66,048
Pola Orbis Holdings, Inc.	1,355	19,453
Rakuten Group, Inc.	14,510	73,306
Recruit Holdings Co., Ltd.	22,884	729,219
Renesas Electronics Corp.*	18,815	192,353
Resona Holdings, Inc.	38,568	213,000
Resonac Holdings Corp.	2,931	49,697
Ricoh Co., Ltd.	9,665	74,692
Rohm Co., Ltd.	1,403	111,446
Ryohin Keikaku Co., Ltd.	3,991	44,009
Santen Pharmaceutical Co., Ltd.	6,015	46,716
SCSK Corp.	2,355	38,174
Secom Co., Ltd.	3,411	202,517
Seiko Epson Corp.	4,868	75,128
Sekisui Chemical Co., Ltd.	6,471	90,214
Sekisui House Ltd.	9,743	183,629
SG Holdings Co., Ltd.	6,680	102,631
Sharp Corp.	4,417	36,479
Shimano, Inc.	1,307	231,058
Shimizu Corp.	9,062	50,660
Shin-Etsu Chemical Co., Ltd.	6,579	965,008
Shionogi & Co., Ltd.	4,922	234,017
Shiseido Co., Ltd.	6,519	336,515
SMC Corp.	1,010	507,544
Sohgo Security Services Co., Ltd.	1,201	32,970
Sompo Holdings, Inc.	5,094	218,770
Sony Group Corp.	20,283	1,806,122
Square Enix Holdings Co., Ltd.	1,445	68,114
Stanley Electric Co., Ltd.	2,406	51,397
Subaru Corp.	9,989	163,725
SUMCO Corp.	5,595	82,175
Sumitomo Chemical Co., Ltd.	25,743	98,383
Sumitomo Corp.	19,386	346,293
Sumitomo Electric Industries Ltd.	12,188	145,690
Sumitomo Metal Mining Co., Ltd.	4,013	161,946
Sumitomo Mitsui Financial Group, Inc.	19,869	863,544
Sumitomo Mitsui Trust Holdings, Inc.	5,150	187,514
Sumitomo Pharma Co., Ltd.	2,781	19,460
Sumitomo Rubber Industries Ltd.	2,914	25,746
Sundrug Co., Ltd.	1,109	31,340
Suntory Beverage & Food Ltd.	2,048	68,978
Sysmex Corp.	2,505	164,907
T&D Holdings, Inc.	8,422	134,511
Takeda Pharmaceutical Co., Ltd.	25,050	787,839
TDK Corp.	6,218	220,184
Teijin Ltd.	2,975	30,449
Terumo Corp.	11,702	338,611
TIS, Inc.	3,643	104,490
Tobu Railway Co., Ltd.	2,961	69,332
Toho Gas Co., Ltd.	1,467	28,608
Tokio Marine Holdings, Inc.	30,326	632,894
Tokyo Century Corp.	623	21,773
Tokyo Electron Ltd.	2,450	850,986
Tokyu Corp.	9,028	115,796
TOPPAN, Inc.	4,363	70,019
TOTO Ltd.	2,511	96,930
Toyo Suisan Kaisha Ltd.	1,442	59,545
Toyota Motor Corp.	178,061	2,596,737
Tsuruha Holdings, Inc.	616	45,237
Unicharm Corp.	6,518	248,099
United Urban Investment Corp.	52	59,100
USS Co., Ltd.	3,229	52,912
Welcia Holdings Co., Ltd.	1,513	33,751
West Japan Railway Co.	3,607	150,748
Yakult Honsha Co., Ltd.	2,087	148,607
Yamaha Corp.	2,685	103,646
Yamaha Motor Co., Ltd.	4,985	122,090
Yamato Holdings Co., Ltd.	5,067	88,213
Yaskawa Electric Corp.	4,099	158,545
Yokohama Rubber Co., Ltd. (The)	2,173	35,508
ZOZO, Inc.	1,919	49,434

Total Japan		44,006,434

Mexico - 0.0%(c)
Fresnillo PLC	3,031	30,650

Netherlands - 6.2%
Adyen NV*	430	643,340
Akzo Nobel NV	2,694	199,365
Argenx SE*	906	346,319
ASM International NV	740	247,693
ASML Holding NV	6,674	4,367,814
ING Groep NV	59,982	863,279
JDE Peet’s NV(b)	1,569	46,928
Koninklijke Ahold Delhaize NV	16,663	495,581
Koninklijke DSM NV	2,826	361,241
Koninklijke KPN NV	52,992	180,770
NN Group NV	4,551	196,814
Shell PLC	117,573	3,436,233
Universal Music Group NV	15,502	395,139
Wolters Kluwer NV	4,173	453,888

Total Netherlands		12,234,404

New Zealand - 0.4%
Auckland International Airport Ltd.*	19,839	108,978
Chorus Ltd.	7,329	39,596
Fisher & Paykel Healthcare Corp., Ltd.	9,457	154,379
Fletcher Building Ltd.	12,014	39,364
Mercury NZ Ltd.	10,385	40,234
Meridian Energy Ltd.	19,090	65,756
Ryman Healthcare Ltd.	6,051	26,943
Spark New Zealand Ltd.	30,479	102,523
Xero Ltd.*	2,221	120,194

Total New Zealand		697,967

Norway - 0.8%
Aker ASA, Class A	352	25,321

Schedule of Investments – IQ Candriam ESG International Equity ETF (continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Norway (continued)
DNB Bank ASA	14,515	$270,224
Entra ASA	1,158	13,611
Equinor ASA	15,770	478,867
Gjensidige Forsikring ASA	3,067	54,933
Leroy Seafood Group ASA	4,619	27,099
Mowi ASA	6,986	128,729
NEL ASA*(b)	25,602	43,472
Nordic Semiconductor ASA*	2,696	42,485
Norsk Hydro ASA	22,084	177,632
Orkla ASA	12,071	89,938
Schibsted ASA, Class A	1,213	26,353
Schibsted ASA, Class B	1,534	31,883
SpareBank 1 SR-Bank ASA	2,839	32,801
Storebrand ASA	7,427	64,274
Telenor ASA	9,602	100,315
TOMRA Systems ASA	3,828	67,122

Total Norway		1,675,059

Poland - 0.3%
Allegro.eu SA*	6,904	47,657
Bank Polska Kasa Opieki SA	2,901	61,625
CD Projekt SA(b)	1,129	36,240
Dino Polska SA*	788	71,006
InPost SA*	3,274	31,454
KGHM Polska Miedz SA	2,245	72,751
mBank SA*(b)	216	15,816
Polski Koncern Naftowy ORLEN SA	9,103	136,158
Powszechna Kasa Oszczednosci Bank Polski SA	14,512	107,528
Santander Bank Polska SA	547	36,170

Total Poland		616,405

Portugal - 0.2%
Banco Comercial Portugues SA, Class R	120,534	25,566
EDP - Energias de Portugal SA	45,606	225,759
Jeronimo Martins SGPS SA	4,541	98,339
Navigator Co. SA (The)	3,513	12,262

Total Portugal		361,926

Singapore - 1.8%
CapitaLand Ascendas REIT	56,645	124,120
CapitaLand Integrated Commercial Trust	86,275	140,471
Capitaland Investment Ltd/Singapore	38,694	116,581
City Developments Ltd.	8,452	53,374
DBS Group Holdings Ltd.	29,769	810,615
Keppel Corp., Ltd.	22,515	129,333
Mapletree Pan Asia Commercial Trust	51,336	71,086
Oversea-Chinese Banking Corp., Ltd.	62,966	619,432
Singapore Exchange Ltd.	13,390	93,929
Singapore Telecommunications Ltd.	128,698	245,773
STMicroelectronics NV	10,776	504,527
Suntec Real Estate Investment Trust	27,342	29,124
United Overseas Bank Ltd.	23,482	532,939
UOL Group Ltd.	7,479	39,718

Total Singapore		3,511,022

South Africa - 0.4%
Anglo American PLC	18,661	796,380

South Korea - 0.1%
Delivery Hero SE*	2,710	162,523

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	3,725	109,796
Amadeus IT Group SA*	7,403	463,909
Banco Bilbao Vizcaya Argentaria SA	98,534	691,622
Cellnex Telecom SA*	9,195	358,305
EDP Renovaveis SA	3,954	85,648
Ferrovial SA	6,869	201,720
Iberdrola SA	101,853	1,188,582
Industria de Diseno Textil SA	18,175	564,928
Red Electrica Corp. SA	6,642	117,148
Repsol SA	21,766	356,711
Telefonica SA	83,719	317,048

Total Spain		4,455,417

Sweden - 2.6%
AAK AB	2,967	50,981
Alfa Laval AB	4,744	148,168
Assa Abloy AB, B Shares	15,996	374,928
Avanza Bank Holding AB	1,769	40,551
Axfood AB	1,834	47,103
Boliden AB	4,360	194,684
Castellum AB(b)	3,500	47,737
Electrolux AB, B Shares(b)	3,792	53,444
Elekta AB, B Shares	5,927	42,922
Embracer Group AB*(b)	13,908	64,480
Epiroc AB, A Shares(b)	10,262	198,873
Epiroc AB, B Shares	6,203	103,059
EQT AB	5,738	128,189
Essity AB, B Shares	9,921	258,406
Fabege AB	4,193	39,480
H & M Hennes & Mauritz AB, B Shares(b)	11,819	144,630
Hexagon AB, B Shares	32,969	375,514
Holmen AB, B Shares	1,487	61,043
Husqvarna AB, B Shares	6,433	54,414
Investment AB Latour, B Shares(b)	2,218	46,522
Kinnevik AB, B Shares*	3,976	60,970
Neobo Fastigheter AB*(a)	1,688	315
Nibe Industrier AB, B Shares	26,372	282,994
Samhallsbyggnadsbolaget i Norden AB(b)	16,657	30,220
Samhallsbyggnadsbolaget i Norden AB, D Shares(b)	2,443	4,807
Securitas AB, B Shares	5,073	46,196
Skandinaviska Enskilda Banken AB, A Shares	24,087	290,223
Skanska AB, B Shares	5,504	96,624
SSAB AB, A Shares	4,164	29,566
SSAB AB, B Shares	10,044	68,036
Svenska Cellulosa AB SCA, B Shares	9,857	136,231
Svenska Handelsbanken AB, A Shares	23,521	244,538
Svenska Handelsbanken AB, B Shares(b)	571	7,155
Sweco AB, B Shares	3,387	36,588
Swedbank AB, A Shares	17,959	343,749
Tele2 AB, B Shares	8,140	70,128
Telia Co. AB	35,960	92,667
Thule Group AB	1,706	40,590
Trelleborg AB, B Shares	3,903	97,148
Vitrolife AB	1,262	26,880
Volvo AB, A Shares	3,125	64,650
Volvo AB, B Shares	24,086	475,863

Schedule of Investments – IQ Candriam ESG International Equity ETF (continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Wallenstam AB, B Shares	5,882	$26,866

Total Sweden		5,048,132

Switzerland - 4.3%
Alcon, Inc.	8,061	602,414
Geberit AG	569	320,560
Givaudan SA	130	418,264
Kuehne + Nagel International AG	838	198,475
Lonza Group AG	1,220	689,972
Novartis AG	37,053	3,325,595
Partners Group Holding AG	362	336,488
Schindler Holding AG - Participating Certificate	669	141,519
Schindler Holding AG - Registered	324	65,029
SGS SA	99	239,755
Sika AG	2,523	710,696
Swisscom AG	417	245,094
Zurich Insurance Group AG	2,471	1,216,203

Total Switzerland		8,510,064

United Kingdom - 10.3%
3i Group PLC	15,734	305,080
abrdn PLC	34,907	91,363
Admiral Group PLC	3,984	107,904
Ashtead Group PLC	7,225	472,665
Associated British Foods PLC	5,917	135,199
AstraZeneca PLC	24,580	3,204,587
Auto Trader Group PLC	15,299	118,093
Aviva PLC	46,109	258,678
Barratt Developments PLC	16,682	94,430
Berkeley Group Holdings PLC	1,748	89,199
BP PLC	277,495	1,670,033
British Land Co. PLC (The)	14,758	80,378
BT Group PLC	114,189	175,231
Bunzl PLC	5,551	202,965
Burberry Group PLC	6,383	193,389
CK Hutchison Holdings Ltd.	43,623	277,146
Coca-Cola Europacific Partners PLC	2,501	140,606
Compass Group PLC	28,931	687,765
ConvaTec Group PLC	26,856	77,432
Croda International PLC	2,292	194,301
DCC PLC	1,569	88,969
DS Smith PLC	22,438	97,649
Experian PLC	15,137	550,297
Farfetch Ltd., Class A*	5,394	36,787
Halma PLC	6,223	164,562
Hargreaves Lansdown PLC	5,810	63,588
Informa PLC	23,603	194,454
InterContinental Hotels Group PLC	2,839	195,656
Intermediate Capital Group PLC	4,752	81,201
Intertek Group PLC	2,647	141,592
J Sainsbury PLC	33,051	106,850
Johnson Matthey PLC	3,015	83,738
Kingfisher PLC	32,137	110,383
Land Securities Group PLC	12,184	106,258
Legal & General Group PLC	98,247	307,218
Lloyds Banking Group PLC	1,109,395	718,127
London Stock Exchange Group PLC	5,969	544,226
M&G PLC	37,885	94,167
Melrose Industries PLC	66,088	115,696
National Grid PLC	60,192	759,551
NatWest Group PLC	84,397	320,016
Next PLC	2,037	165,963
Pearson PLC	11,955	135,934
Phoenix Group Holdings PLC	14,009	110,516
Reckitt Benckiser Group PLC	11,773	836,291
RELX PLC	31,525	932,228
Rentokil Initial PLC	30,630	185,036
Rightmove PLC	13,632	98,479
Sage Group PLC (The)	16,722	159,916
Schroders PLC	15,304	90,040
Segro PLC	19,848	202,859
Severn Trent PLC	4,129	143,144
Spirax-Sarco Engineering PLC	1,210	171,755
St James's Place PLC	8,917	134,203
Taylor Wimpey PLC	56,491	81,508
Unilever PLC	41,041	2,075,848
United Utilities Group PLC	11,213	146,050
Vodafone Group PLC	454,743	521,319
Weir Group PLC (The)	4,268	93,632
Whitbread PLC	3,319	124,256
Wise PLC, Class A*	8,496	56,690
WPP PLC	17,823	207,088

Total United Kingdom		20,130,184

United States - 8.1%
Computershare Ltd.	8,599	143,908
CSL Ltd.	7,873	1,653,666
CyberArk Software Ltd.*	669	94,249
Ferguson PLC	3,448	482,214
GSK PLC	66,896	1,172,253
ICON PLC*	1,332	307,306
James Hardie Industries PLC	7,320	162,221
Nestle SA	44,783	5,433,914
Roche Holding AG	433	157,506
Roche Holding AG	11,529	3,579,480
Schneider Electric SE	9,091	1,464,402
Stellantis NV*	35,438	553,294
Swiss Re AG	4,744	493,427
Tenaris SA	7,666	135,292

Total United States		15,833,132

Total Common Stocks
(Cost $185,711,889)		194,014,305
Preferred Stocks — 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 6.52%	977	92,047
Henkel AG & Co. KGaA, 2.84%	2,835	201,363
Sartorius AG, 0.28%	444	197,849
Volkswagen AG, 20.32%	3,011	415,105

Total Germany		906,364

Total Preferred Stocks
(Cost $1,065,836)		906,364

Schedule of Investments – IQ Candriam ESG International Equity ETF (continued)

January 31, 2023 (Unaudited)

	Shares	Value
Short-Term Investments — 0.4%

Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(d)(e)	403,805	$403,805
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(d)	381,982	381,982
Total Short-Term Investments
(Cost $785,787)		785,787

Total Investments — 100.0%
(Cost $187,563,512)		195,706,456
Other Assets and Liabilities, Net — (0.0)%(c)		(42,615)
Net Assets — 100.0%		$195,663,841

		% of
Industry	Value	Net Assets
Financials	$36,527,128	18.7%
Health Care	29,543,471	15.1
Industrials	26,930,676	13.8
Consumer Discretionary	23,012,726	11.8
Information Technology	17,356,995	8.9
Consumer Staples	16,909,562	8.6
Materials	13,782,709	7.0
Energy	11,393,856	5.8
Communication Services	8,788,376	4.5
Real Estate	5,350,290	2.7
Utilities	5,324,880	2.7
Money Market Funds	785,787	0.4
Total Investments	$195,706,456	100.0%
Other Assets and Liabilities, Net	(42,615)	(0.0)
Total Net Assets	$195,663,841	100.0%

*	Non-income producing securities.
(a)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $791,427; total market value of collateral held by the Fund was $854,184. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $450,379.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at January 31, 2023.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments – IQ Candriam ESG International Equity ETF (continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$194,002,523	$–	$11,782	(g)	$194,014,305
Preferred Stocks	906,364	–	–		906,364
Short-Term Investments:
Money Market Funds	785,787	–	–		785,787
Total Investments in Securities	$195,694,674	$–	$11,782		$195,706,456

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	The Level 3 securities, valued in total at $11,782, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.